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                              COMMAND TAX-FREE FUND
                               100 Mulberry Street
                         Gateway Center Three, 4th Floor
                            Newark, New Jersey 07102

                                                       August 28, 2003



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     RE:  COMMAND Tax-Free Fund
          Registration Nos. 2-73900 and 811-3252
          --------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 26 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 26 to the Fund's registration statement was filed electronically via the EDGAR system on August 27, 2003.

                                                       Sincerely,


                                                       /s/ Jonathan D. Shain
                                                       ---------------------
                                                       Jonathan D. Shain
                                                       Secretary